SUPPLEMENT DATED MARCH 18, 2003
TO THE
PROSPECTUS DATED DECEMBER 30, 2002
FOR
PERSPECTIVE II FIXED & VARIABLE ANNUITY
JNLNY SEPARATE ACCOUNT I

We reserve the right to prospectively restrict availability of the optional features offered under the contract. We also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. Please confirm that you have the most current prospectus and supplements to the prospectus that describe the current availability and any restrictions on the optional features.

The 2% Contract Enhancement is currently unavailable if you elect the optional five-year withdrawal charge endorsement.

The 3% and 4% Contract Enhancements are currently unavailable. All references to the 3% and 4% Contract Enhancements should be deleted on pages 3, 22-23 and 25-26.

On page 3, the Total Separate Account Annual Expenses (with Maximum Optional Endorsements without GMIB) should be deleted and replaced with the following:

Total Separate Account Annual Expenses (with Maximum Optional Endorsements without GMIB)                                                  2.0959

On page 8, the section entitled "Examples" should be deleted and replaced with the following:

Examples. You would pay the following expenses on a $1,000 investment if you select the optional 20% Additional Free Withdrawal Endorsement and the 2% Contract Enhancement Endorsement, assuming a 5% annual return on assets:

a.	if you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year;
b.	if you surrender your Contract at the end of each time period
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
Division Name                                                                     year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                       (a)         33     100       169      333
                                                                        (b)        103     150       199      333
AIM/JNL Small Cap Growth Division                                       (a)         33     101       171      337
                                                                        (b)        103     151       201      337
AIM/JNL Premier Equity II Division                                      (a)         32      98       167      328
                                                                        (b)        102     148       197      328
Alger/JNL Growth Division                                               (a)         32      99       168      331
                                                                        (b)        102     149       198      331
Alliance Capital/JNL Growth Division                                    (a)         30      93       158      312
                                                                        (b)        100     143       188      312
Eagle/JNL Core Equity Division                                          (a)         32      97       164      323
                                                                        (b)        102     147       194      323
Eagle/JNL SmallCap Equity Division                                      (a)         32      98       167      329
                                                                        (b)        102     148       197      329
JPMorgan/JNL Enhanced S&P 500 Stock Index Division                      (a)         31      94       159      314
                                                                        (b)        101     144       189      314
JPMorgan/JNL International Value Division                               (a)         33      99       169      332
                                                                        (b)        103     149       199      332
Janus/JNL Aggressive Growth Division                                    (a)         32      97       164      323
                                                                        (b)        102     147       194      323
Janus/JNL Balanced Division                                             (a)         32      99       168      330
                                                                        (b)        102     149       198      330
Janus/JNL Capital Growth Division                                       (a)         32      98       166      326
                                                                        (b)        102     148       196      326
Janus/JNL Global Equities Division*                                     (a)         32      98       167      329
                                                                        (b)        102     148       197      329
Lazard/JNL Mid Cap Value Division                                       (a)         33     100       170      334
                                                                        (b)        103     150       200      334
Lazard/JNL Small Cap Value Division                                     (a)         33     102       172      339
                                                                        (b)        103     152       202      339
Mellon Capital Management/JNL S&P 500 Index Division                    (a)         28      85       145      285
                                                                        (b)         98     135       175      285
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)         28      85       145      285
                                                                        (b)         98     135       175      285
Mellon Capital Management/JNL Small Cap Index Division                  (a)         28      85       145      285
                                                                        (b)         98     135       175      285
Mellon Capital Management/JNL International Index Division              (a)         28      86       147      289
                                                                        (b)         98     136       177      289
Mellon Capital Management/JNL Bond Index Division                       (a)         28      85       145      285
                                                                        (b)         98     135       175      285
Oppenheimer/JNL Global Growth Division                                  (a)         32      98       167      328
                                                                        (b)        102     148       197      328
Oppenheimer/JNL Growth Division                                         (a)         32      97       164      323
                                                                        (b)        102     147       194      323
PIMCO/JNL Total Return Bond Division                                    (a)         30      91       155      304
                                                                        (b)        100     141       185      304
PPM America/JNL Balanced Division                                       (a)         30      91       155      305
                                                                        (b)        100     141       185      305
PPM America/JNL High Yield Bond Division                                (a)         30      91       155      305
                                                                        (b)        100     141       185      305
PPM America/JNL Money Market Division                                   (a)         28      87       149      292
                                                                        (b)         98     137       179      292
PPM America/JNL Value Division                                          (a)         30      92       157      309
                                                                        (b)        100     142       187      309
Putnam/JNL Equity Division                                              (a)         31      96       162      319
                                                                        (b)        101     146       192      319
Putnam/JNL International Equity Division                                (a)         34     103       174      343
                                                                        (b)        104     153       204      343
Putnam/JNL Midcap Growth Division                                       (a)         33     100       170      334
                                                                        (b)        103     150       200      334
Putnam/JNL Value Equity Division                                        (a)         31      96       163      320
                                                                        (b)        101     146       193      320
Salomon Brothers/JNL Global Bond Division                               (a)         31      95       162      318
                                                                        (b)        101     145       192      318
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)         30      91       154      303
                                                                        (b)        100     141       184      303
S&P/JNL Conservative Growth Division I                                  (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Moderate Growth Division I                                      (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Aggressive Growth Division I                                    (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Very Aggressive Growth Division I                               (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Equity Growth Division I                                        (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Equity Aggressive Growth Division I                             (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Core Index 50 Division                                          (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Core Index 75 Division                                          (a)         24      73       124      243
                                                                        (b)         94     123       154      243
S&P/JNL Core Index 100 Division                                         (a)         24      73       124      243
                                                                        (b)         94     123       154      243
T. Rowe Price/JNL Established Growth Division                           (a)         31      95       161      317
                                                                        (b)        101     145       191      317
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)         32      97       165      325
                                                                        (b)        102     147       195      325
T. Rowe Price/JNL Value Division                                        (a)         33     100       170      334
                                                                        (b)        103     150       200      334
First Trust/JNL The DowSM Target 10 Division                            (a)         30      91       154      303
                                                                        (b)        100     141       184      303
First Trust/JNL The S&P(R)Target 10 Division                            (a)         30      91       154      303
                                                                        (b)        100     141       184      303
First Trust/JNL Global Target 15 Division                               (a)         30      92       156      308
                                                                        (b)        100     142       186      308
First Trust/JNL Target 25 Division                                      (a)         30      91       154      303
                                                                        (b)        100     141       184      303
First Trust/JNL Target Small-Cap Division                               (a)         30      91       154      303
                                                                        (b)        100     141       184      303
-------------------------------------------------------------------------------- ------- --------- -------- ---------

On page 29, the last sentence to the section entitled "Optional Five-Year Withdrawal Charge Period" should be deleted and replaced with the following sentence:

You may not elect this option if you elect the 2% Contract Enhancement Endorsement.

On page 29, the last sentence to the section entitled "20% Additional Free Withdrawal Charge" should be deleted.

__________

9 The 2% Contract Enhancement is presumed to have been selected along with the 20% additional free withdrawal. As of March 18, 2003, the 3% and 4% Contract Enhancements are no longer available. You may not elect the five-year withdrawal charge period option with the 2% Contract Enhancement.

* The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

(To be used with NV4224 01/03.)                                                                                                                                                                 NV5706 3/03